BUSINESS COMBINATIONS - Fair value of the consideration transferred and fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date (Details) - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Feb. 28, 2022
Fair value of the consideration transferred:
Cash paid		$ 4,650
Shares issued		2,465
Fair value of contingent consideration		1,375
Total		8,490
Fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date:
Property and equipment	$ 12	4
Acquisition of subsidiaries, net of cash acquired	4,183	4,367
T9 Technologies LLC [Member]
Fair value of the consideration transferred:
Shares issued		2,465
Fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date:
Cash		127
Current assets		52
Property and equipment		4
Customer relations		850
Technology		1,763
Goodwill		5,723
Current liabilities		(29)
Acquisition of subsidiaries, net of cash acquired		8,490
Acquisition related costs		$ 42
Clearit Customs Services, Inc
Fair value of the consideration transferred:
Cash paid	4,837
Shares issued	6,573		$ 6,573
Fair value of contingent consideration	1,768		$ 1,768
Total	13,178
Fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date:
Cash	817
Current assets	559
Property and equipment	12
Customer relations	1,972
Technology	3,762
Goodwill	7,607
Current liabilities	(1,551)
Acquisition of subsidiaries, net of cash acquired	13,178
Acquisition related costs	$ 135